Contingencies (Details)	12 Months Ended
Dec. 31, 2014 USD ($) site
Commitments and Contingencies Disclosure [Abstract]
Number of Superfund sites for which company may be liable | site	1
Name of plaintiff	Freeny
Parties jointly and severally liable in litigation	Murphy Oil Corporation and Murphy Oil USA, Inc.
Allegations	the plaintiffs allege that the Company has infringed on their electronic pricing system patent.
Expected trial commencement	2015-06
Workers' compensation deductible (per occurrence)	$ 500,000
Workers' compensation accrued liability	5,000,000
Outstanding letters of credit	16,200,000
Liability accrued	$ 0